Debt (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Instruments [Abstract]
2013	$ 47.5
2014	47.5
2015	1,019.7
2016	4.5
2017	4.5
Thereafter	3,359.0
Total	$ 4,482.7